DEBT (Details)	12 Months Ended		3 Months Ended			12 Months Ended				12 Months Ended					1 Months Ended	12 Months Ended	42 Months Ended				12 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended										39 Months Ended	57 Months Ended
	Dec. 31, 2014 USD ($) Rate	Dec. 31, 2013 USD ($) Rate	Mar. 31, 2014 Sponsor credit facility [Member]	Dec. 31, 2014 Sponsor credit facility [Member] USD ($)	Dec. 31, 2013 Sponsor credit facility [Member] USD ($)	Dec. 31, 2014 Golar Maria Facility [Member] USD ($)	Dec. 31, 2013 Golar Maria Facility [Member] USD ($)	Dec. 31, 2014 Golar Maria and Freeze Facility [Member] USD ($) Rate	Dec. 31, 2014 Golar Maria and Freeze Facility [Member] Term loan facility [Member] USD ($) Rate	Dec. 31, 2014 Golar Maria and Freeze Facility [Member] Revolving Credit Facility [Member] USD ($) Rate	Dec. 31, 2014 High yield bonds [Member] USD ($) Rate	Dec. 31, 2013 High yield bonds [Member] USD ($)	Dec. 31, 2014 High yield bonds [Member] Norway, Krone NOK	Dec. 31, 2014 High yield bonds [Member] United States of America, Dollars USD ($)	Nov. 30, 2008 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2014 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2012 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2013 Golar LNG Partners Credit Facility [Member] USD ($)	Sep. 30, 2008 Golar LNG Partners Credit Facility [Member]	Sep. 30, 2008 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2014 Golar Partners Operating credit facility [Member] USD ($) Rate	Dec. 31, 2013 Golar Partners Operating credit facility [Member] USD ($)	Dec. 31, 2014 Golar Partners Operating credit facility [Member] Term loan facility [Member] USD ($)	Dec. 31, 2014 Golar Partners Operating credit facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Golar Freeze facility USD ($)		Dec. 31, 2013 Golar Freeze facility USD ($)	Oct. 18, 2011 Golar Freeze facility USD ($)	Jun. 30, 2010 Golar Freeze facility USD ($)	Dec. 31, 2014 Golar Freeze facility Commercial Loan Tranche [Member]		Dec. 31, 2014 Golar Freeze facility Exportfinans Loan Tranche [Member] USD ($)		Dec. 31, 2013 Golar LNG vendor financing loan Golar Freeze [Member] USD ($) Rate	Oct. 19, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($) Rate	Dec. 31, 2014 NR Satu facility [Member] USD ($) Rate	Dec. 31, 2012 NR Satu facility [Member] USD ($)	Dec. 31, 2013 NR Satu facility [Member] USD ($)	Dec. 31, 2014 NR Satu facility [Member] Term loan facility [Member] USD ($)	Dec. 31, 2014 NR Satu facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Golar Igloo Debt [Member] USD ($)	Mar. 31, 2014 Golar Igloo Debt [Member] USD ($)	Dec. 31, 2013 Golar Igloo Debt [Member] USD ($)	Jul. 01, 2013 Golar Igloo Debt [Member] USD ($)	Dec. 31, 2014 Golar Igloo Debt [Member] K-Sure [Member]	Dec. 31, 2014 Golar Igloo Debt [Member] KEXIM [Member]	Dec. 31, 2014 Golar Igloo Debt [Member] Commercial [Member] USD ($)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Minimum [Member] Golar Igloo Debt [Member]		Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Maximum [Member] Golar Igloo Debt [Member]		Dec. 31, 2015 Scenario, Forecast [Member] Golar Maria Facility [Member] USD ($)	Jun. 30, 2018 Scenario, Forecast [Member] Golar Maria and Freeze Facility [Member]	Dec. 31, 2017 Scenario, Forecast [Member] Golar LNG Partners Credit Facility [Member] USD ($)	Jun. 30, 2015 Scenario, Forecast [Member] Golar Freeze facility USD ($)	May 30, 2015 Scenario, Forecast [Member] Golar Freeze facility Commercial Loan Tranche [Member] USD ($)	Apr. 30, 2015 Subsequent Event [Member] USD ($)	Apr. 30, 2015 Subsequent Event [Member] Term loan facility [Member] USD ($)	Apr. 30, 2015 Subsequent Event [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2015 Subsequent Event [Member] Golar Maria and Freeze Facility [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Golar Maria and Freeze Facility [Member] USD ($)	Dec. 31, 2014 Subsequent Event [Member] Golar Maria and Freeze Facility [Member] Rate
Debt:
Debt, Long-term and Short-term, Combined Amount	$ 1,052,532,000	$ 889,471,000		$ 20,000,000	$ 0	$ 79,525,000	$ 84,525,000	$ 73,500,000			$ 174,450,000	$ 214,100,000				$ 203,500,000		$ 160,500,000		$ 202,300,000	$ 235,000,000	$ 215,000,000			$ 59,107,000		$ 74,646,000	$ 108,000,000	$ 125,000,000							$ 126,400,000		$ 140,700,000			$ 154,550,000		$ 0											$ 79,500,000			$ 39,600,000
Short-Term Debt, Due To Related Parties, Current	(20,000,000)	0
Long-term Debt, Current Maturities	(124,221,000)	(156,363,000)						(34,800,000)
Short-term Debt, Refinanced, Amount	180,000,000
Long-term debt	908,311,000	733,108,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	144,221,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	87,989,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	262,439,000							3,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	393,906,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	44,122,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	119,855,000
Total debt including related parties	1,052,532,000	889,471,000
Debt, Weighted Average Interest Rate	2.90%	3.37%
Maturity date			2015			2018 [1]					2017					2018					2018				2018	[2]				2015-06-30	[2]	2018-12-31	[2]			2020											February 2019		2019	[3]		2026	[3]		June 30, 2018
Line of Credit Facility, Maximum Borrowing Capacity						120,000,000			150,000,000	30,000,000										285,000,000	275,000,000		225,000,000	50,000,000								50,000,000				175,000,000			155,000,000	20,000,000																				150,000,000	30,000,000		180,000,000
Quarterly installment																																																											3,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt						89,500,000																																				161,300,000
Debt Instrument, Basis Spread on Variable Rate											5.20%					1.34%																													2.10%	2.75%	2.75%	1.34%			3.50%
Line of Credit Facility, Interest Rate Description						the margin on LIBOR on this facility was increased from 0.95% to 1.65%					three months NIBOR plus a margin of 5.20%					LIBOR plus a margin of 1.15%					LIBOR plus a margin of 3%				LIBOR plus a margin of 3%											LIBOR plus a margin of 3.5%
Balloon Payment																137,500,000					130,000,000													222,300,000	222,300,000				52,500,000								20,200,000							75,800,000				34,800,000				114,000,000
Debt Instrument, Face Amount													1,300,000,000	227,000,000																					222,300,000									1,125,000,000
Debt Instrument, Interest Rate, Stated Percentage											6.485%																							6.75%	6.75%
Number of vessels																			2	2
Proceeds from Lines of Credit										5,000,000					250,000,000	65,000,000								40,000,000													155,000,000
Line of Credit, Amount Facility Decreases																	2,500,000																																							5,500,000
Term of Credit Facility																ten years					5 years 0 months 0 days											eight years				7									12 years	12 years	5 years
Number of Tranches																					2				2											2					3
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																					1.20%															1.40%
Line of Credit Facility, Remaining Borrowing Capacity																								10,000,000												20,000,000
Proportion of facility																																													40.00%	40.00%	20.00%
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount								60.00%	50.00%	10.00%																																																						60.00%
Line of Credit Facility, Borrowing Capacity, Minimum Commitment Amount																																																															120,000,000
Minimum amount of cash and cash equivalents	$ 30,000,000
Percentage guaranteed																																													95.00%

[1]	A final balloon payment is due on the facility in December 2015. In April 2015, we obtained a signed term sheet from certain lenders to refinance the Golar Maria credit facility (see "Golar Maria Facility" below).
[2]	The Commercial Loan facility tranche matures in June 2015. In April 2015, we obtained a signed term sheet from certain lenders to refinance the Commercial Loan facility tranche (see "Golar Freeze Facility" below) . The Exportfinans Loan facility tranche matures in June 2018
[3]	The Kexim and K-sure tranches have a term of twelve years from the date of draw down and the Commercial tranche has a term of five years from the date of draw down.